Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 333	€ 1,414
Other assets	917	603
Total	€ 1,250	€ 2,017	[1]	€ 2,545

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities